Other income and expenses	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Other income and expenses
5. Other income and expenses
In February 2022, the Company received a milestone payment of $2.0 million (£1.5 million)
under the Navi License Agreement with OncXerna. An associated payment was made to the former shareholders of Mereo BioPharma 5, Inc. under the Contingent Value Rights Agreement (“
CVR
”)
of a total of $0.9

million (£0.7 million),
after deductions of costs, charges and expenditures, which resulted in other income, net of £0.8 million.